Trade accounts and other receivables	9 Months Ended
Sep. 30, 2019
Trade accounts and other receivables
Trade accounts and other receivables

6.   Trade accounts and other receivables

As of September 30, 2019 and December 31, 2018, trade accounts and other receivables are as follows:

Trade accounts and other receivables

in € THOUS

	September 30,		December 31,
	2019		2018
		thereof credit-		thereof credit-
		impaired		impaired
Trade accounts and other receivables, gross	3,644,079	367,864	3,455,721	325,240
thereof finance lease receivables	52,617	—	28,726	—
less allowances	(132,959)	(90,630)	(118,015)	(85,775)
Trade accounts and other receivables	3,511,120	277,233	3,337,706	239,465

The other receivables in the amount of €98,488 include receivables from finance leases, operating leases and insurance contracts (December 31, 2018: €66,496).

All trade accounts and other receivables are due within one year. A small portion of the trade account receivables are subject to factoring agreements.

Trade accounts receivables and finance lease receivables with a term of more than one year in the amount of €126,727  (December 31, 2018: €120,668) are included in the balance sheet item "Other non-current assets."